Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	$ 688		$ 1,460
Carrying amount of hedging instruments, Liability	[1]	(11,417)		(8,970)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(7,283)		(1,202)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	7,390		1,182
Ineffectiveness recorded in non-interest revenue - other		(33)		(5)
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	688		1,414
Carrying amount of hedging instruments, Liability	[1]	(10,166)		(2,278)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(6,826)		(1,878)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	6,933		1,858
Ineffectiveness recorded in non-interest revenue - other		(33)		(5)
Interest rate risk [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	41		354
Carrying amount of hedging instruments, Liability	[1]	(6,824)		(1,166)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(8,481)		(2,467)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	8,588		2,447
Ineffectiveness recorded in non-interest revenue - other		(33)		(5)
Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(1,251)		(6,692)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(886)		647
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	886		(647)
Foreign exchange risk [member] | Cash Flow Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	629	[3]	1,020
Carrying amount of hedging instruments, Liability	[1]	(3,342)	[3]	(1,112)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	1,684	[3]	276
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(1,684)	[3]	(276)
Foreign exchange risk [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]			46
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	429		29
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(429)		(29)
Equity price risk [member] | Cash Flow Hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	18		40
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(29)		313
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	$ 29		$ (313)

[1]	Represents unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[2]	Represents life to date amounts.
[3]	Includes derivatives entered into in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.